Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥) Segments ¥ / shares shares		Dec. 31, 2025 USD ($) Segments $ / shares shares		Dec. 31, 2024 CNY (¥) ¥ / shares shares		Dec. 31, 2023 CNY (¥) ¥ / shares shares		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Accumulated other comprehensive income (loss)	¥ (64,543,388)				¥ 5,631,753				$ (9,182,704)
Convenience translation	7.0288		$ 1
Accounts receivable	21,830,225				24,105,435				3,105,825
Allowance for prepaid service fees	2,881,228				141,348				409,917
Other receivable	¥ 6,814,716				9,654,372				$ 969,542
Residual value percentage	5.00%								5.00%
Impairment loss	¥ 151		21
Impairment of long-lived assets	14,845,533		$ 2,112,101		35,839,687		¥ 5,499,260
Convertible notes payable	184,735,532				109,119,912				$ 26,282,656
Deferred revenue	¥ 7,256,576				3,614,212					$ 1,032,406
VAT Percentage	6.00%		6.00%
Recognized tax benefit	50.00%								50.00%
Total expenses for plans	¥ 1,898,551				¥ 2,026,529		¥ 2,046,371		$ 270,110
Basic shares (in Shares)	13,600,459	[1]	13,600,459	[1]	9,820,805	[1]	8,723,405	[1]
Diluted shares (in Shares)	19,416,126	[1]	19,416,126	[1]	9,820,805	[1]	8,723,405	[1]
Earning per share, basic | (per share)	¥ 22.74		$ 3.23		¥ 7.29	[1]	¥ (48.28)	[1]
Earning per share, diluted | (per share)	¥ 15.93		$ 2.27		¥ 7.29	[1]	¥ (48.28)	[1]
Statutory rate	25.00%		25.00%		25.00%		25.00%
Aggregate rate	50.00%		50.00%
Registeered capital rate	50.00%		50.00%
Operating segment (in Segments) | Segments	3		3
VIYI [Member] | RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate					1					1
VIYI [Member] | HKD [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate	1.1072								1.1072
VIDA [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest rate	47.00%				47.00%				47.00%	47.00%
MicroAlgo [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest rate	46.70%				48.80%				46.70%	48.80%
Viru [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest rate	45.00%				45.00%				45.00%	45.00%
Business Combination [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment loss
WiMi Cayman [Member] | RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate					1					1
Average translation rates							1
WiMi Cayman [Member] | HKD [Member]
Summary of Significant Accounting Policies [Line Items]
Average translation rates	1.0915								1.0915
WiMi Cayman [Member] | USD [Member]
Summary of Significant Accounting Policies [Line Items]
Average translation rates	0.14								0.14
Skystar [Member] | HKD [Member]
Summary of Significant Accounting Policies [Line Items]
Average translation rates							1.1109
Skystar [Member] | USD [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate	0.1423								0.1423
Average translation rates							0.1419
Fe-da Electronics [Member] | HKD [Member]
Summary of Significant Accounting Policies [Line Items]
Average translation rates					1.0957					1.0957
Fe-da Electronics [Member] | USD [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate					0.1391					0.1391
Average translation rates					0.1404					0.1404
VIYI [Member] | HKD [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate					1.0799					1.0799
CHINA
Summary of Significant Accounting Policies [Line Items]
VAT Percentage	13.00%		13.00%
Statutory rate	10.00%		10.00%
Singapore [Member]
Summary of Significant Accounting Policies [Line Items]
GST rate	9.00%		9.00%
Statutory rate	17.00%		17.00%
Other Comprehensive Income (Loss) [Member]
Summary of Significant Accounting Policies [Line Items]
Accumulated other comprehensive income (loss)	¥ (64,543,388)				¥ 5,631,753				$ (9,182,704)

[1]	The shares amounts are presented on a retroactive basis to reflect the 20-to-1 ordinary share consolidation effected on April 14, 2025 (See Note 15).